COVER LETTER

August 11, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, dated February 1, 2020, as filed under Rule 497(e) on August 6, 2020. The purpose of this filing is to submit the 497(e) filing dated August 6, 2020 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg
Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company
Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds